Customer crypto safeguarding	12 Months Ended
Dec. 31, 2022
Customer Crypto Safeguarding
Customer crypto safeguarding

33. Customer crypto safeguarding

In March 2022, the Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin (SAB) 121, which addresses the rights and obligations of the parties to a crypto asset safeguarding arrangement. SAB 121 explains that an issuer that has obligations to safeguard digital assets held for their platform users should recognize those digital assets and a liability to return them to the customers, both of which are measured at fair value.

In June 2022, the Group launched a platform, through its subsidiary Nu Crypto Ltda. ("Nu Crypto"), which allows clients to trade crypto assets, in partnership with a specialized broker ("Agent"). The custody activity is performed by the Agent, which holds the cryptographic key information, and the Company's contractual arrangements state that its customers retain legal ownership of the crypto; have the right to sell or transfer the crypto assets; and also benefit from the rewards and bear the risks associated with the ownership, including as a result of any crypto price fluctuations. The Company maintains an internal recordkeeping of the crypto assets held for the customers.

The Group concluded that its activities may create crypto-asset safeguarding obligations (as defined in SAB 121) to its customers as a result of certain technological, legal and regulatory risks and, therefore, we have recorded a safeguarding liability and a corresponding asset at the fair value of the crypto assets held by customers on the Group’s platform.

The Group recorded a crypto safeguarding obligation liability and a corresponding safeguarding asset based on the fair value of the crypto assets held for its customers at December 31, 2022. The Group was not aware of any actual or possible safeguarding loss events as of December 31, 2022, and accordingly, the customer crypto safeguarding liability and the associated customer crypto safeguarding assets were recorded at the same value.

The following table summarizes the customer's crypto safeguarding assets:

2022

Total approximate number of crypto held for customers	268,907
Fair value of the crypto-assets held by customers on the Group's platform
Bitcoin	10,227
Ethereum	7,823
Matic	181
UNI	82
Total	18,313